Credit Facilities	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Credit Facilities	Credit Facilities
Information regarding secured credit facilities of our wholly owned investments is as follows:

					December 31,
Property Name	Debt Issuer	Maturity Date	Payment Type	Rate	2020		2019
Cottonwood West Palm	Berkadia Commercial Mortgage, LLC	June 1, 2029	Interest Only	3.93%	$35,995,000	(3)	$35,995,000
Cottonwood One Upland	J.P. Morgan Chase Bank, N.A.	March 19, 2023 (1)	Interest Only	Libor + 1.50-1.75% (2)	35,500,000	(4)	—
Total credit facilities					71,495,000		35,995,000
Unamortized debt issuance costs					(1,175,132)		(1,004,854)
Credit facilities, net					$70,319,868		$34,990,146

(1) All or a portion of the amount outstanding can be prepaid at any time and the maturity date can be extended for two one-year periods, subject to the satisfaction of certain conditions.
(2) The spread is contingent upon certain debt yield metrics.
(3) We may finance other acquisitions through our Berkadia Credit facility. There is no limit on the amount we can draw as long as we maintain certain loan-to-value ratios and other requirements as set forth in the loan documents.

(4) We may obtain advances secured against Cottonwood One Upland up to $67,600,000 on our JP Morgan Credit Facility, as well as finance other future acquisitions up to $125,000,000 as long as certain loan-to-value ratios and other requirements are maintained.

Should we finance other acquisitions through either of these credit facilities, each advance will be cross-collateralized with other advances within the respective facility. We are permitted to sell the multifamily apartment communities that are secured by the credit facilities individually, provided that certain debt coverage ratios and other requirements within the respective loan agreements are met.

We are in compliance with all covenants associated with our outstanding credit facilities as of December 31, 2020.

Principal payments on credit facilities for the years subsequent to December 31, 2020, are as follows:

Year	Total
2021	$—
2022	—
2023	35,500,000	(1)
2024	—
2025	—
Thereafter	35,995,000
$71,495,000

(1) The maturity date on the JP Morgan Credit Facility can be extended for two one-year periods, subject to the satisfaction of certain conditions.